Write-Downs of Long-Lived Assets - Long-Lived Assets and Liabilities Associated With Those Assets Classified as Held for Sale (Detail) - Discontinued Operations, Held-for-sale - Real estate properties and transportation equipment - JPY (¥)
¥ in Millions
	Sep. 30, 2024	Mar. 31, 2024
Long Lived Assets Held-for-sale [Line Items]
Investment in operating leases	¥ 22,212	¥ 43,775
Property under facility operations	0	8,405
Office facilities	0	82
Other assets	667	6,005
Other liabilities	¥ 0	¥ 68